UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Michigan Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,033.90	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Michigan Municipal Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.05	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.92	$ .96**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .55% and the expenses paid in the actual and hypothetical examples above would have been $2.73 and $2.77, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.5	44.3
Water & Sewer	18.1	19.4
Health Care	16.8	15.4
Special Tax	6.0	5.5
Education	4.8	5.1
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	5.6	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	6.4	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 7.0%	AAA 6.9%
AA,A 80.0%	AA,A 84.3%
BBB 8.8%	BBB 2.4%
BB and Below 0.9%	BB and Below 1.3%
Not Rated 0.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets (Liabilities) 2.7%	Short-Term Investments and Net Other Assets (Liabilities) 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,109,581
Series 2006 A, 5% 10/1/23	1,000,000	1,002,570
		2,112,151
Michigan - 94.2%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,746,077
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,689,037
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,762,428
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,545,669
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,580,990
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,033,000	2,507,462
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,411,734
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,596,591
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,461,800
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,418,114
5.25% 5/1/18	1,100,000	1,136,872
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,098,380
5% 5/1/17 (FSA Insured)	2,065,000	2,258,532
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,792,303
5% 6/1/25 (AMBAC Insured)	1,775,000	1,905,800
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,834,427
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,057,397
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,886,702
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,943,838
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,094,643
5% 5/1/16 (FSA Insured)	1,855,000	2,088,637
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,091,980
Constantine Pub. Schools:
Series 2002, 5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100)	935,000	949,539
Series 2006, 5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100)	195,000	198,032
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33 (Pre-Refunded to 5/1/13 @ 100)	1,800,000	1,869,876
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,194,100
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,211,084
Series 2005 A, 5.25% 5/1/30	5,000,000	5,889,300
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,807,551
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,001,000
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,752,918
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,862,263
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,030,172
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,703,400
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,429,420
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,089,934
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,139,474
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	538,017
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,148,505
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,692,672
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,356,687
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,936,784
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,003,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 5,400,650
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,790
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,190,040
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,390,401
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	3,092,236
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,229,605
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,081,200
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,627,884
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,799,070
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,940
Series 2003, 5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100)	1,955,000	2,031,714
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,324,311
5% 5/1/28 (FSA Insured)	1,250,000	1,347,563
5% 5/1/29 (FSA Insured)	1,275,000	1,370,689
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,541,166
5% 5/1/17 (FSA Insured)	1,985,000	2,144,554
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,788,784
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	5,004,945
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,915,633
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,342,135
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,403,556
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,156,945
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fraser Pub. School District Series 2005: - continued
5% 5/1/17 (FSA Insured)	$ 1,615,000	$ 1,766,826
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,302,420
5% 5/1/17 (FSA Insured)	1,390,000	1,511,834
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,320,114
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,476,896
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,627,823
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,341,008
5% 5/1/17 (FSA Insured)	1,230,000	1,337,453
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,290,808
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,419,535
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,603,408
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,523,651
5% 5/1/19 (FSA Insured)	1,315,000	1,533,908
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,593,375
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,118,860
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,187,760
Series 2008, 5% 1/1/38	3,320,000	3,561,596
Series 2010, 5% 1/1/28	3,000,000	3,647,250
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,465,900
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,151,160
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	569,880
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,358,250
Series 2009, 5.625% 12/1/29	2,400,000	2,670,672
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,099,994
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006: - continued
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950,000	$ 2,080,319
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	545,845
5.25% 5/1/21 (FSA Insured)	2,000,000	2,338,720
5.25% 5/1/24 (FSA Insured)	2,100,000	2,398,788
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,209,186
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,106,000
5.25% 5/1/41	1,750,000	1,945,528
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,545,771
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,077,834
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,382,368
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,277,916
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,610,410
5.25% 5/1/16 (FSA Insured)	1,500,000	1,715,370
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,510,429
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,862,018
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity)	305,000	316,303
(Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,826,900
Series 2011 C, 5% 1/15/42	5,000,000	5,347,850
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,146,190
4% 5/1/22	1,000,000	1,141,120
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,476,914
Series 2012:
5% 5/1/22	1,500,000	1,815,000
5% 5/1/23	1,500,000	1,791,255
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,703,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	$ 1,350,000	$ 1,549,895
5% 5/1/20 (FSA Insured)	1,425,000	1,622,662
5% 5/1/22 (FSA Insured)	1,395,000	1,567,548
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,484,860
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,575,676
5% 5/1/16 (FSA Insured)	1,425,000	1,614,682
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,716,900
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,269,700
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,333,400
Series IA 5.375% 10/15/41	3,000,000	3,419,220
Series IA, 5.5% 10/15/45	10,000,000	11,469,790
Michigan Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,250,095
Series 2011 MI, 5% 12/1/39	7,000,000	7,566,790
Series 2012 B, 5% 7/1/22	2,600,000	2,964,052
Series 2012, 5% 11/1/26	5,000,000	5,485,700
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,335,000	1,360,992
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,702,350
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,595,825
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	460,446
5.5% 3/1/14	1,300,000	1,315,379
5.5% 3/1/15	1,985,000	2,008,383
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,507,216
5% 11/15/14	1,000,000	1,079,180
5% 11/15/17	1,000,000	1,125,560
Series 2009, 5.25% 11/15/24	3,000,000	3,319,500
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,802,760
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.75% 5/15/38	$ 6,880,000	$ 7,666,522
Series 2012 A:
5% 6/1/24 (a)	2,765,000	3,141,814
5% 6/1/25 (a)	2,895,000	3,242,892
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,004,540
Series 2009 A, 6.125% 6/1/39	3,740,000	4,261,206
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,146,420
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	195,000	199,413
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	615,903
5% 11/15/18	1,725,000	1,948,388
5% 11/15/19	1,000,000	1,118,820
5% 11/15/20	2,000,000	2,216,500
5% 11/15/31	5,000,000	5,233,950
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	6,016,000
5% 12/1/26	3,725,000	4,132,478
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	984,563
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,021,090
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	95,000	97,004
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,560,816
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,313,238
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,171,493
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,439,705
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,777,968
Series 2002, 5.375% 10/1/19 (Pre-Refunded to 10/1/12 @ 100)	2,005,000	2,030,163
Series 2005, 5% 10/1/23	385,000	455,913
Series 2009, 5% 10/1/26	5,000,000	5,786,950
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,859,150
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,072,094
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	$ 8,520,000	$ 11,082,475
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,211,356
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,579,450
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,033,510
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,172,075
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,738,600
Series 2011, 5% 11/15/36	2,000,000	2,220,760
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	477,700
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	555,346
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,851,957
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,440,930
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,217,799
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,693,406
5% 5/1/16 (FSA Insured)	1,475,000	1,621,836
5% 5/1/17 (FSA Insured)	3,675,000	3,977,930
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,683,357
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,154,885
5.25% 5/1/27 (FSA Insured)	1,135,000	1,271,087
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,958,318
5% 5/1/37	1,100,000	1,231,164
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,543,299
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,294,721
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,017,160
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.):
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	$ 1,885,000	$ 2,120,305
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,101,020
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,141,312
5% 5/1/16 (FSA Insured)	1,025,000	1,131,846
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,769,850
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,831,867
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,254,346
5% 5/1/38 (FSA Insured)	1,000,000	1,063,710
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	679,915
5% 5/1/15	955,000	1,022,356
5% 5/1/17	1,000,000	1,070,150
5% 5/1/18	1,000,000	1,066,210
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,716,974
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,336,725
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,194,710
8.25% 9/1/39	3,425,000	4,377,595
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,190,000
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,476,393
5% 4/1/19 (AMBAC Insured)	1,475,000	1,569,297
5% 4/1/26	1,495,000	1,705,137
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,189,195
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,812,675
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,123,200
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,257,930
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,765,000	$ 1,904,841
5% 5/1/16 (FSA Insured)	1,750,000	1,975,960
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,104,240
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,135,110
5% 5/1/15	2,135,000	2,279,561
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	7,167,887
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,187,980
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,320
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,290,320
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,443,156
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,220
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/21 (c)	5,000,000	5,583,750
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25 (a)	4,310,000	4,904,521
5% 5/1/26 (a)	2,000,000	2,264,460
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,435,000	5,638,378
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,088,685
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,390
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,083,163
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,302,960
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,126,797
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,244,137
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	186,924
		624,853,720
Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,700,000	1,682,252
5.75% 7/1/37	2,000,000	2,091,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,150,300
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	2,206,280
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000,000	2,335,320
0% 8/1/47 (AMBAC Insured)	1,000,000	135,090
Series 2009 A:
6% 8/1/42	4,000,000	4,457,160
6.5% 8/1/44	1,500,000	1,735,965
		15,793,567
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,653,150
Series 2009 B, 5% 10/1/25	1,200,000	1,295,832
		2,948,982
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $601,841,218)	645,708,420
NET OTHER ASSETS (LIABILITIES) - 2.7%	17,651,520
NET ASSETS - 100%	$ 663,359,940
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.5%
Water & Sewer	18.1%
Health Care	16.8%
Special Tax	6.0%
Others* (Individually Less Than 5%)	15.6%
100.0%
* Includes net other assets (liabilities).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $601,841,218)		$ 645,708,420
Cash		25,390,366
Receivable for fund shares sold		213,481
Interest receivable		6,801,552
Other receivables		4,546
Total assets		678,118,365

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,546,992
Payable for fund shares redeemed	83,116
Distributions payable	732,781
Accrued management fee	200,658
Other affiliated payables	170,675
Other payables and accrued expenses	24,203
Total liabilities		14,758,425

Net Assets		$ 663,359,940
Net Assets consist of:
Paid in capital		$ 619,956,424
Undistributed net investment income		126,063
Accumulated undistributed net realized gain (loss) on investments		(589,749)
Net unrealized appreciation (depreciation) on investments		43,867,202
Net Assets, for 53,365,333 shares outstanding		$ 663,359,940
Net Asset Value, offering price and redemption price per share ($663,359,940 ÷ 53,365,333 shares)		$ 12.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 13,239,390

Expenses
Management fee	$ 1,177,716
Transfer agent fees	262,583
Accounting fees and expenses	76,013
Custodian fees and expenses	3,807
Independent trustees' compensation	1,161
Registration fees	18,139
Audit	23,284
Legal	6,296
Miscellaneous	3,255
Total expenses before reductions	1,572,254
Expense reductions	(5,742)	1,566,512
Net investment income (loss)		11,672,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(519,085)
Change in net unrealized appreciation (depreciation) on investment securities		10,006,724
Net gain (loss)		9,487,639
Net increase (decrease) in net assets resulting from operations		$ 21,160,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,672,878	$ 23,231,202
Net realized gain (loss)	(519,085)	(1,334)
Change in net unrealized appreciation (depreciation)	10,006,724	28,932,158
Net increase (decrease) in net assets resulting from operations	21,160,517	52,162,026
Distributions to shareholders from net investment income	(11,592,300)	(23,214,211)
Distributions to shareholders from net realized gain	-	(352,543)
Total distributions	(11,592,300)	(23,566,754)
Share transactions Proceeds from sales of shares	54,622,643	71,220,723
Reinvestment of distributions	7,141,624	14,650,857
Cost of shares redeemed	(29,966,851)	(119,227,678)
Net increase (decrease) in net assets resulting from share transactions	31,797,416	(33,356,098)
Redemption fees	66	2,805
Total increase (decrease) in net assets	41,365,699	(4,758,021)

Net Assets
Beginning of period	621,994,241	626,752,262
End of period (including undistributed net investment income of $126,063 and undistributed net investment income of $45,485, respectively)	$ 663,359,940	$ 621,994,241
Other Information Shares
Sold	4,402,825	6,005,757
Issued in reinvestment of distributions	574,934	1,233,872
Redeemed	(2,419,152)	(10,174,511)
Net increase (decrease)	2,558,607	(2,934,882)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82
Income from Investment Operations
Net investment income (loss)D	.225	.463	.462	.460	.457	.461
Net realized and unrealized gain (loss)	.188	.586	(.184)	.575	(.465)	(.031)
Total from investment operations	.413	1.049	.278	1.035	(.008)	.430
Distributions from net investment income	(.223)	(.462)	(.461)	(.460)	(.457)	(.462)
Distributions from net realized gain	-	(.007)	(.007)	(.015)	(.005)	(.028)
Total distributions	(.223)	(.469)	(.468)	(.475)	(.462)	(.490)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.43	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Total ReturnB,C	3.39%	9.20%	2.32%	9.30%	(.06)%	3.73%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.49%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49%A	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.49%A	.49%	.49%	.50%	.47%	.44%
Net investment income (loss)	3.64%A	3.90%	3.86%	3.94%	3.96%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 663,360	$ 621,994	$ 626,752	$ 645,195	$ 568,852	$ 592,633
Portfolio turnover rate	6%A	9%	7%	6%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	75.0	75.0	70.2
8 - 30	5.4	4.7	9.0
31 - 60	1.2	4.6	10.3
61 - 90	6.7	2.7	0.1
91 - 180	4.7	7.0	4.5
> 180	7.0	6.0	5.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Fidelity Michigan Municipal Money Market Fund	38 Days	34 Days	29 Days
All Tax-Free Money Market Funds Average*	30 Days	32 Days	26 Days
* Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Fidelity Michigan Municipal Money Market Fund	38 Days	34 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Variable Rate Demand Notes (VRDNs) 71.7%	Variable Rate Demand Notes (VRDNs) 70.3%
Other Municipal Debt 25.2%	Other Municipal Debt 25.0%
Investment Companies 4.1%	Investment Companies 4.4%
Net Other Assets (Liabilities)** (1.0)%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/2/12	10/3/11	6/27/11
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.33%.

** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 71.7%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 7/6/12, VRDN (b)(e)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.34% 7/2/12, VRDN (b)(e)	2,300,000	2,300,000
Illinois - 0.2%
Chicago Wtr. Rev. Series 2004 A2, 0.19% 7/6/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	1,370,000	1,370,000
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 7/6/12, VRDN (b)(e)	3,300,000	3,300,000
Series 2003, 0.18% 7/6/12, VRDN (b)(e)	3,000,000	3,000,000
		6,300,000
Michigan - 69.1%
Detroit City School District Participating VRDN Series Solar 06 01, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,100,000	30,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.16% 7/2/12, LOC JPMorgan Chase Bank, VRDN (b)	8,625,000	8,625,000
Series 2009 B, 0.16% 7/2/12, LOC JPMorgan Chase Bank, VRDN (b)	8,300,000	8,300,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.17% 7/6/12, LOC PNC Bank NA, VRDN (b)	6,445,000	6,445,000
Grand Traverse County Hosp. Series 2011 B, 0.22% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	17,825,000	17,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (b)	29,410,000	29,410,000
Series 2008 B, 0.16% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,440,000	16,440,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.3% 7/6/12, LOC Bank of America NA, VRDN (b)	8,600,000	8,600,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.17% 7/6/12, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	8,675,000	8,675,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.16% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,800,000	3,800,000
Series 2007 I, 0.16% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series RBC O 32, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	$ 3,850,000	$ 3,850,000
Series ROC II R 14014, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (b)(f)	8,600,000	8,600,000
Series 2012 C, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)	8,500,000	8,500,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.15% 7/6/12, LOC Wells Fargo Bank NA, VRDN (b)	16,605,000	16,605,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series RBC O 33, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	2,500,000	2,500,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)(e)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)(e)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.22% 7/6/12, LOC Citibank NA, VRDN (b)(e)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.21% 7/6/12, LOC Fannie Mae, VRDN (b)(e)	6,800,000	6,800,000
(Hunt Club Apts. Proj.) 0.2% 7/6/12, LOC Fannie Mae, VRDN (b)(e)	6,695,000	6,695,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.18% 7/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	77,900,000	77,900,000
Series 2009 D, 0.16% 7/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	47,650,000	47,650,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	6,000,000	6,000,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,630,000	7,630,000
Series 2000 A, 0.16% 7/6/12 (Liquidity Facility Northern Trust Co.), VRDN (b)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.6% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.16% 7/2/12, VRDN (b)	$ 900,000	$ 900,000
(Almond Products, Inc. Proj.) 0.6% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	6,615,000	6,615,000
(BC & C Proj.) 0.28% 7/6/12, LOC Comerica Bank, VRDN (b)(e)	535,000	535,000
(Consumers Energy Co. Proj.) 0.15% 7/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(e)	20,000,000	20,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.18% 7/6/12, LOC JPMorgan Chase & Co., VRDN (b)	6,800,000	6,800,000
(Greenpath, Inc. Proj.) Series 2011, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (b)	5,860,000	5,860,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.18% 7/2/12, LOC Comerica Bank, VRDN (b)	10,550,000	10,550,000
(PBL Enterprises, Inc. Proj.) Series 1997, 0.28% 7/6/12, LOC Comerica Bank, VRDN (b)(e)	140,000	140,000
(Pioneer Laboratories, Inc. Proj.) 0.28% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	700,000	700,000
(S & S LLC Proj.) Series 2000, 0.47% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,105,000	1,105,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.18% 7/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.19% 7/6/12, LOC Comerica Bank, VRDN (b)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.32% 7/6/12, LOC Bank of America NA, VRDN (b)	91,000,000	91,000,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.03% 7/2/12, LOC Bank of America NA, VRDN (b)(e)	1,850,000	1,850,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	10,330,000	10,330,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.33% 7/6/12, LOC Bank of America NA, VRDN (b)	7,925,000	7,925,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.23% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,800,000	4,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.6% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	2,380,000	2,380,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.19% 7/6/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	5,865,000	5,865,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.:
0.18% 7/6/12, LOC PNC Bank NA, VRDN (b)(e)	$ 9,000,000	$ 9,000,000
0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,000,000	9,000,000
0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (b)	13,000,000	13,000,000
		591,000,000
Minnesota - 0.3%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.22% 7/6/12, LOC Deutsche Bank AG, VRDN (b)(e)	3,060,000	3,060,000
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.29% 7/6/12, LOC Bank of America NA, VRDN (b)(e)	1,000,000	1,000,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.45% 7/6/12, VRDN (b)(e)	500,000	500,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.62% 7/6/12, LOC Cr. Industriel et Commercial, VRDN (b)	400,000	400,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.38% 7/6/12, VRDN (b)	2,200,000	2,200,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.23% 7/6/12, LOC RBS Citizens NA, VRDN (b)	1,000,000	1,000,000
		3,200,000
Texas - 0.1%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.18% 7/6/12, VRDN (b)(e)	1,000,000	1,000,000
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.37% 7/6/12, LOC Bank of America NA, VRDN (b)	1,205,000	1,205,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.33% 7/6/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,000,000	1,000,000
		2,205,000
TOTAL VARIABLE RATE DEMAND NOTE		612,935,000
Other Municipal Debt - 25.2%
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 7/12/12, CP mode (e)	$ 1,400,000	$ 1,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.55% tender 8/10/12, CP mode	2,000,000	2,000,000
Michigan - 24.2%
Central Michigan Univ. Rev. Bonds Series 2009, 5% 10/1/12	1,315,000	1,330,259
Clarkston Cmnty. Schools Bonds 5% 5/1/13	2,750,000	2,855,725
Michigan Bldg. Auth. Rev. Series 6, 0.22% 9/27/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	53,075,000	53,075,000
Michigan Fin. Auth. Rev.:
Bonds:
Series 2011:
2% 10/1/12	8,400,000	8,436,923
2% 10/1/12	4,150,000	4,168,242
Series 2012 A, 2% 7/1/13	15,000,000	15,272,563
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	8,400,000	8,419,442
Michigan Gen. Oblig. Bonds:
Series 2002, 5.25% 12/1/12	18,215,000	18,598,986
Series 2003 A, 5% 5/1/13	1,600,000	1,661,147
Series 2005 B, 5% 11/1/12	5,000,000	5,080,451
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F4, 1.35%, tender 4/1/13 (b)	5,925,000	5,975,811
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.27%, tender 1/25/13 (b)	7,600,000	7,600,000
0.27%, tender 1/25/13 (b)	8,800,000	8,800,000
0.27%, tender 1/25/13 (b)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.2% tender 7/9/12, CP mode	19,800,000	19,800,000
0.2% tender 7/16/12, CP mode	19,630,000	19,630,000
Series 2012 A, 2% 6/1/13 (a)	7,340,000	7,452,302
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/12	1,000,000	1,012,589
Series 2007, 5% 10/1/12	2,050,000	2,074,801
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 2/15/13	2,500,000	2,574,876
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev. Bonds Series 2005 B, 5% 9/1/12	$ 5,000,000	$ 5,039,654
Troy School District Bonds Series 2004, 5% 5/1/13 (Michigan Gen. Oblig. Guaranteed)	1,090,000	1,132,070
		207,090,841
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 7/25/12, CP mode (e)	1,600,000	1,600,000
Series A1, 0.45% tender 7/12/12, CP mode (e)	600,000	600,000
		2,200,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 7/12/12, CP mode (e)	3,200,000	3,200,000
TOTAL OTHER MUNICIPAL DEBT		215,890,841
Investment Company - 4.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (c)(d)	34,722,000	34,722,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $863,547,841)		863,547,841
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,219,629)
NET ASSETS - 100%		$ 855,328,212
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 45,987
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $828,825,841)	$ 828,825,841
Fidelity Central Funds (cost $34,722,000)	34,722,000
Total Investments (cost $863,547,841)		$ 863,547,841
Cash		111,360
Receivable for investments sold		1,000,017
Receivable for fund shares sold		5,884,738
Interest receivable		703,062
Distributions receivable from Fidelity Central Funds		13,313
Receivable from investment adviser for expense reductions		2,656
Other receivables		29
Total assets		871,263,016

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,452,302
Payable for fund shares redeemed	8,076,382
Distributions payable	144
Accrued management fee	134,598
Other affiliated payables	251,192
Other payables and accrued expenses	20,186
Total liabilities		15,934,804

Net Assets		$ 855,328,212
Net Assets consist of:
Paid in capital		$ 855,323,293
Undistributed net investment income		244
Accumulated undistributed net realized gain (loss) on investments		4,675
Net Assets, for 854,371,100 shares outstanding		$ 855,328,212
Net Asset Value, offering price and redemption price per share ($855,328,212 ÷ 854,371,100 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 810,395
Income from Fidelity Central Funds		45,987
Total income		856,382

Expenses
Management fee	$ 1,572,524
Transfer agent fees	675,875
Accounting fees and expenses	53,046
Custodian fees and expenses	6,086
Independent trustees' compensation	1,524
Registration fees	24,257
Audit	18,487
Legal	8,715
Miscellaneous	3,512
Total expenses before reductions	2,364,026
Expense reductions	(1,550,719)	813,307
Net investment income (loss)		43,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(41)
Net increase in net assets resulting from operations		$ 43,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,075	$ 86,215
Net realized gain (loss)	(41)	(10)
Net increase in net assets resulting from operations	43,034	86,205
Distributions to shareholders from net investment income	(42,831)	(86,008)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,128,457,620	2,427,760,562
Reinvestment of distributions	42,013	85,070
Cost of shares redeemed	(1,148,807,669)	(2,442,465,101)
Net increase (decrease) in net assets and shares resulting from share transactions	(20,308,036)	(14,619,469)
Total increase (decrease) in net assets	(20,307,833)	(14,619,272)

Net Assets
Beginning of period	875,636,045	890,255,317
End of period (including undistributed net investment income of $244 and undistributed net investment income of $0, respectively)	$ 855,328,212	$ 875,636,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.017	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.017	.032
Distributions from net investment income	- F	- F	- F	- F	(.017)	(.032)
Distributions from net realized gain	-	-	-	- F	-	- F
Total distributions	- F	- F	- F	- F	(.017)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.02%	1.68%	3.21%
Ratios to Average Net Assets D,E
Expenses before reductions	.55%A	.55%	.55%	.60%	.54%	.54%
Expenses net of fee waivers, if any	.19%A	.22%	.30%	.48%	.54%	.54%
Expenses net of all reductions	.19%A	.22%	.30%	.48%	.48%	.42%
Net investment income (loss)	.01%A	.01%	.01%	.02%	1.66%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,328	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825	$ 1,087,587

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 601,792,492	$ 44,534,785	$ (618,857)	$ 43,915,928
Fidelity Michigan Municipal Money Market Fund	863,547,841	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal Year of Expiration
2018
Fidelity Michigan Municipal Money Market Fund	$ (39)
		No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Michigan Municipal Income Fund	$ (30,263)	$ (40,401)	$ (70,664)
Fidelity Michigan Municipal Money Market Fund	(7)	(-)	(46)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $56,633,784 and $20,218,798, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 938

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 10,239

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,540,384.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 3,463	$ 2,274	$ 5
Fidelity Michigan Municipal Money Market Fund	96	-	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MIR-USAN-0812
1.787785.109

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity® Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,035.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.20%
Actual		$ 1,000.00	$ 1,000.00	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.01**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .53% and the expenses paid in the actual and hypothetical examples above would have been $2.63 and $2.66, respectively.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.6	34.5
Health Care	17.9	17.8
Education	14.9	14.1
Water & Sewer	10.6	11.7
Electric Utilities	5.5	3.8
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	6.0	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	7.5	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 8.7%	AAA 10%
AA,A 82.8%	AA,A 78.0%
BBB 7.3%	BBB 6.7%
BB and Below 0.0%	BB and Below 0.5%
Not Rated 0.1%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,604,112
Ohio - 95.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,578,600
5% 1/1/15	1,275,000	1,372,257
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,147,510
Series 2012, 5% 11/15/23	3,245,000	3,670,971
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Escrowed to Maturity)	440,000	450,305
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,596,230
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,653,800
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,580,840
5.25% 2/15/28	8,040,000	9,193,737
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,349,574
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,391,410
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,130,033
5% 12/1/37	1,095,000	1,187,834
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,472,750
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,131,300
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,996,336
5% 6/1/17	2,865,000	3,073,114
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,307,676
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,480,550
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,000,000	5,896,450
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	3,216,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,699,322
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,190,138
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,105,602
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,075,956
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,664,080
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,103,640
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	541,910
5% 12/1/20	1,240,000	1,486,760
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,990,345
Series B, 5% 12/1/32	6,500,000	7,299,240
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,853,710
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	9,013,011
Series 2012, 5% 12/1/25	2,350,000	2,703,840
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,331,550
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,385,049
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,464,064
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,280,586
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,401,459
5.25% 12/1/19 (FSA Insured)	1,045,000	1,125,099
5.25% 12/1/23 (FSA Insured)	1,000,000	1,064,910
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,762,920
5.25% 9/15/17 (FSA Insured)	3,040,000	3,508,829
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,608,382
5% 11/15/16	1,820,000	2,079,623
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,490,000	$ 2,582,304
Series 2004, 5% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750,000	4,906,703
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.) Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,520
Series 2007 O, 5% 1/1/37	3,200,000	3,423,872
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,836,300
Series 2009 B:
5% 12/1/26	1,805,000	2,120,297
5% 12/1/28	3,105,000	3,610,773
5% 12/1/29	1,000,000	1,157,780
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,735,872
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,300,022
5% 8/1/27	1,200,000	1,353,672
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,400,954
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,065,794
Dublin City School District 5% 12/1/21	1,200,000	1,418,580
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	649,884
Fairless Local School District 5% 12/1/32 (Pre-Refunded to 12/1/14 @ 100)	3,300,000	3,659,667
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,916,457
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,435,985
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,065,800
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,496,250
Series A:
5% 11/1/15	260,000	294,078
5% 11/1/16	265,000	308,017
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,115,080
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,196,320
5% 12/1/24	1,800,000	2,127,042
5% 12/1/25	1,170,000	1,368,865
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,113,072
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,144,359
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,317,283
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,199,167
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,192,130
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,270,780
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,955,193
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,720,170
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,846,997
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,389,288
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,744,275
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,364,080
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,398,664
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,450
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,709,055
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,135,390
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	$ 1,500,000	$ 1,646,640
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,415,131
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,534,162
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,610,409
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,570,150
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,109,490
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,232,053
Series 2012 A:
5% 5/1/24	1,385,000	1,638,497
5% 5/1/25	1,500,000	1,756,305
5% 5/1/26	1,600,000	1,860,080
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,497,446
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,198,110
5% 8/15/15	1,160,000	1,252,406
5% 8/15/16	1,260,000	1,392,174
5% 8/15/17	1,000,000	1,108,590
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,425,090
0% 12/1/16 (FSA Insured)	1,200,000	1,118,148
Licking Heights Local School District:
5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,606,605
5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/1/15 @ 100)	2,245,000	2,531,170
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,200,512
5% 11/15/38	1,090,000	1,135,093
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,415,384
Series 2011 D, 5% 11/15/25	5,000,000	5,788,600
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,418,170
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Marysville Village School District 5% 12/1/29 (FSA Insured)	$ 4,000,000	$ 4,243,720
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	120,697
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	89,304
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,183
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,452,801
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,600,969
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,177,450
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,489,050
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,985,725
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,241,050
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,137,580
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (a)	2,000,000	2,126,500
Series A, 6.25% 11/15/39	2,250,000	2,407,410
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,366,455
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,446,550
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	512,840
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,044,580
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,048,870
Series 2010 A, 5% 10/1/24	6,030,000	6,961,394
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,341,051
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	568,065
(Higher Ed. Cap. Facilities Proj.) Series 2005 B, 5% 5/1/16	1,000,000	1,158,190
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	2,037,775
Series 2006 D, 5% 9/15/20	5,000,000	5,700,100
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2008 A:
5.375% 9/1/23	$ 1,165,000	$ 1,385,208
5.375% 9/1/28	7,210,000	8,458,556
Series 2011 A, 5% 9/15/21	6,450,000	8,024,703
Series 2012 A, 5% 2/1/27	5,000,000	5,884,550
Series 2012 B:
5% 9/1/21	1,390,000	1,728,048
5% 3/15/25	7,500,000	8,936,325
Series Q, 5% 4/1/25	1,845,000	2,199,830
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,881,787
Series 1994:
6.125% 10/1/15	2,000,000	2,310,560
6.25% 10/1/16	2,500,000	3,008,700
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,794,723
5.5% 1/1/43	3,500,000	3,824,870
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,102,210
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,953,885
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,113,360
Series 2010 A, 5.25% 1/15/23	2,500,000	2,835,050
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,346,074
Series 2009, 5.5% 12/1/36	5,000,000	5,431,700
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,780,640
Series 2011 A, 5% 1/1/32	3,500,000	3,888,115
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,288,435
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,009,210
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,615,621
Series B, 5.25% 6/1/16	915,000	955,068
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,725,880
Series 2010 A, 5% 2/15/31	5,000,000	5,571,350
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Pre-Refunded to 6/1/14 @ 100)	$ 1,980,000	$ 2,153,903
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,282,475
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,786,278
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,125,610
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	86,595
Series 2005:
5.25% 6/1/18	2,610,000	3,207,533
5.25% 12/1/18	2,610,000	3,241,620
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,737,251
Series 2009 B, 5% 12/1/24	1,025,000	1,310,719
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,847,976
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,494,655
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	1,000,000	1,101,630
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,346,640
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,381,316
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,301,040
5% 6/1/30	1,000,000	1,145,480
Series 2010, 5% 12/1/22	3,000,000	3,630,360
Series 2005 B, 0% 12/1/14	1,500,000	1,467,240
5.25% 12/1/19	1,975,000	2,484,372
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,427,057
5% 12/1/36	2,700,000	2,923,290
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,144,075
0% 12/1/17	1,250,000	1,107,600
5% 12/1/32	1,500,000	1,639,140
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,137,610
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$ 2,125,000	$ 2,296,381
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,839,408
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,005,790
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,466,485
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,356,266
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	515,449
5% 12/1/35 (FSA Insured)	2,500,000	2,665,450
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	2,020,166
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,734,949
5.25% 12/1/21	1,740,000	1,832,394
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,593,649
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,279,640
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,109,150
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,170,639
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,731,350
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,304,140
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,443,539
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,554,950
5% 6/1/19 (AMBAC Insured)	1,520,000	1,630,565
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,139,980
5% 6/1/23 (FSA Insured)	2,000,000	2,261,160
5% 6/1/24 (FSA Insured)	2,000,000	2,243,700
Series 2010 F, 5% 6/1/32	2,000,000	2,238,400
Series 2012 A:
5% 6/1/22	2,000,000	2,438,240
5% 6/1/23	2,000,000	2,407,060
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Vandalia-Butler City School District Series 2010, 5% 12/1/38	$ 2,170,000	$ 2,396,179
Warren County Gen. Oblig. 6.1% 12/1/12	85,000	87,039
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	670,000	677,578
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	2,665,000	3,020,111
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,452,220
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,513,973
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,586,705
		575,030,795
Puerto Rico - 2.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,500,000	1,484,340
5.75% 7/1/37	1,900,000	1,986,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,005,200
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,481,857
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,103,140
Series G, 5.25% 7/1/13	1,000,000	1,000,840
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,300,000	1,809,873
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	168,179
0% 8/1/47 (AMBAC Insured)	1,000,000	135,090
Series 2009 A, 6% 8/1/42	1,000,000	1,114,290
Series 2010 C, 6% 8/1/39	1,800,000	2,034,270
Series 2011 C:
0% 8/1/39	6,990,000	1,550,732
0% 8/1/41	1,600,000	311,376
		16,185,827
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,102,100
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,150,260
Series 2009 B, 5% 10/1/25	1,000,000	1,079,860
		3,332,220
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $556,882,431)	596,152,954
NET OTHER ASSETS (LIABILITIES) - 1.1%	6,680,260
NET ASSETS - 100%	$ 602,833,214
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.6%
Health Care	17.9%
Education	14.9%
Water & Sewer	10.6%
Electric Utilities	5.5%
Special Tax	5.5%
Others* (Individually Less Than 5%)	9.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $556,882,431)		$ 596,152,954
Cash		12,468,645
Receivable for investments sold		8,409,627
Receivable for fund shares sold		384,959
Interest receivable		4,786,540
Other receivables		3,758
Total assets		622,206,483

Liabilities
Payable for investments purchased	$ 18,240,551
Payable for fund shares redeemed	103,665
Distributions payable	660,804
Accrued management fee	182,645
Other affiliated payables	158,211
Other payables and accrued expenses	27,393
Total liabilities		19,373,269

Net Assets		$ 602,833,214
Net Assets consist of:
Paid in capital		$ 563,038,974
Undistributed net investment income		60,417
Accumulated undistributed net realized gain (loss) on investments		463,300
Net unrealized appreciation (depreciation) on investments		39,270,523
Net Assets, for 49,331,710 shares outstanding		$ 602,833,214
Net Asset Value, offering price and redemption price per share ($602,833,214 ÷ 49,331,710 shares)		$ 12.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 11,620,119

Expenses
Management fee	$ 1,068,001
Transfer agent fees	242,696
Accounting fees and expenses	71,327
Custodian fees and expenses	3,463
Independent trustees' compensation	1,043
Registration fees	20,446
Audit	23,233
Legal	1,029
Miscellaneous	2,900
Total expenses before reductions	1,434,138
Expense reductions	(6,796)	1,427,342
Net investment income (loss)		10,192,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		649,941
Change in net unrealized appreciation (depreciation) on investment securities		9,376,587
Net gain (loss)		10,026,528
Net increase (decrease) in net assets resulting from operations		$ 20,219,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,192,777	$ 20,003,125
Net realized gain (loss)	649,941	800,331
Change in net unrealized appreciation (depreciation)	9,376,587	27,060,115
Net increase (decrease) in net assets resulting from operations	20,219,305	47,863,571
Distributions to shareholders from net investment income	(10,127,226)	(20,007,020)
Distributions to shareholders from net realized gain	(94,399)	-
Total distributions	(10,221,625)	(20,007,020)
Share transactions Proceeds from sales of shares	58,514,448	81,031,529
Reinvestment of distributions	6,338,910	12,501,977
Cost of shares redeemed	(26,960,248)	(99,473,703)
Net increase (decrease) in net assets resulting from share transactions	37,893,110	(5,940,197)
Redemption fees	543	1,055
Total increase (decrease) in net assets	47,891,333	21,917,409

Net Assets
Beginning of period	554,941,881	533,024,472
End of period (including undistributed net investment income of $60,417 and distributions in excess of net investment income of $5,134, respectively)	$ 602,833,214	$ 554,941,881
Other Information Shares
Sold	4,809,355	6,982,450
Issued in reinvestment of distributions	519,745	1,074,162
Redeemed	(2,217,633)	(8,656,173)
Net increase (decrease)	3,111,467	(599,561)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60
Income from Investment Operations
Net investment income (loss) D	.212	.443	.447	.455	.449	.444
Net realized and unrealized gain (loss)	.211	.630	(.216)	.737	(.632)	(.040)
Total from investment operations	.423	1.073	.231	1.192	(.183)	.404
Distributions from net investment income	(.211)	(.443)	(.447)	(.455)	(.449)	(.444)
Distributions from net realized gain	(.002)	-	(.004)	(.007)	(.008)	(.050)
Total distributions	(.213)	(.443)	(.451)	(.462)	(.457)	(.494)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.22	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Total Return B, C	3.54%	9.62%	1.95%	11.11%	(1.62)%	3.59%
Ratios to Average Net AssetsE
Expenses before reductions	.49% A	.49%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.49% A	.49%	.48%	.50%	.47%	.45%
Net investment income (loss)	3.51% A	3.81%	3.82%	3.99%	4.01%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 602,833	$ 554,942	$ 533,024	$ 523,499	$ 429,831	$ 424,400
Portfolio turnover rate	12% A	8%	7%	10%	11%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	77.1	77.0	76.6
8 - 30	1.9	0.2	1.4
31 - 60	1.7	1.6	0.9
61 - 90	2.2	1.7	2.5
91 - 180	11.0	12.9	9.7
> 180	6.1	6.6	8.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Fidelity Ohio Municipal Money Market Fund	46 Days	43 Days	48 Days
Ohio Tax-Free Money Market Average *	42 Days	37 Days	38 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Fidelity Ohio Municipal Money Market Fund	46 Days	43 Days	48 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Variable Rate Demand Notes (VRDNs) 65.2%	Variable Rate Demand Notes (VRDNs) 66.8%
Other Municipal Debt 26.8%	Other Municipal Debt 23.6%
Investment Companies 9.1%	Investment Companies 9.1%
Net Other Assets (Liabilities)** (1.1)%	Net Other Assets (Liabilities) 0.5%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/2/12	10/3/11	6/27/11
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.30%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.2%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 7/6/12, VRDN (a)(c)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.34% 7/2/12, VRDN (a)(c)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.25% 7/2/12, VRDN (a)	1,110,000	1,110,000
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 D, 0.38% 7/2/12, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Kentucky - 0.1%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.26% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,000,000	1,000,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.45% 7/6/12, VRDN (a)(c)	700,000	700,000
Ohio - 63.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.22% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.21% 7/2/12, LOC Bank of America NA, VRDN (a)	20,000,000	20,000,000
Series 2010 D, 0.17% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	41,400,000	41,400,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.2% 7/2/12, LOC JPMorgan Chase Bank, VRDN (a)	2,045,000	2,045,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2009 A, 0.18% 7/6/12, LOC Bank of New York, New York, VRDN (a)(c)	10,800,000	10,800,000
Series 2009 D, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	20,785,000	20,785,000
Columbus City School District Participating VRDN Series 1488, 0.2% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,945,000	10,945,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.16% 7/6/12, VRDN (a)	$ 11,580,000	$ 11,580,000
Participating VRDN Series Clipper 08 2, 0.18% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN Series Putters 2456, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400,000	1,400,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.2% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,690,000	10,690,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,500,000	3,500,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	16,000,000	16,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(c)	440,000	440,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.17% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,000,000	1,000,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.17% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,575,000	8,575,000
Participating VRDN Series WF 11 78C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	12,035,000	12,035,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 0.4% 7/2/12, LOC KeyBank NA, VRDN (a)	5,095,000	5,095,000
Series 2007B, 0.4% 7/2/12, LOC KeyBank NA, VRDN (a)	2,500,000	2,500,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,150,000	8,150,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,365,000	3,365,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.):
Series 2006 C, 0.19% 7/6/12, LOC PNC Bank NA, VRDN (a)	8,415,000	8,415,000
Series 2011 B, 0.19% 7/6/12, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.18% 7/6/12, LOC PNC Bank NA, VRDN (a)	12,580,000	12,580,000
Series 2000, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,915,000	6,915,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.): - continued
Series 2002 I, 0.18% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 17,335,000	$ 17,335,000
Kent State Univ. Revs. Series 2008 B, 0.3% 7/6/12, LOC Bank of America NA, VRDN (a)	44,400,000	44,400,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.38% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,100,000	2,100,000
Lancaster Port Auth. Gas Rev. 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,245,000	44,245,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.17% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,250,000	2,250,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.25% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,990,000	8,990,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.2% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	4,615,000	4,615,000
Montgomery County Rev. Participating VRDN Series Floaters 3260, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,965,000	8,965,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.39% 7/6/12, VRDN (a)	2,400,000	2,400,000
Series B, 0.38% 7/6/12, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.2% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	13,700,000	13,700,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.16% 7/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,100,000	12,100,000
Series 2009 D, 0.17% 7/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.37% 7/6/12, LOC KeyBank NA, VRDN (a)	800,000	800,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	32,900,000	32,900,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	14,000,000	14,000,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.23% 7/6/12, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Xavier Univ. Proj.):
Series 2008 A, 0.15% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 9,100,000	$ 9,100,000
Series B, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,000,000	3,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,440,000	2,440,000
Series Putters 3558, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200,000	1,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.18% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	7,500,000	7,500,000
Series 2005 B2, 0.21% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	5,000,000	5,000,000
Series 2005 F, 0.21% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	14,800,000	14,800,000
Series F, 0.17% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	2,000,000	2,000,000
Participating VRDN:
Series Clipper 06 8, 0.3% 7/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	1,230,000	1,230,000
Series Merlots 06 A2, 0.24% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,990,000	1,990,000
Series 2004 D, 0.21% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.33% 7/6/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(c)	425,000	425,000
(Wingate at Belle Meadows Proj.) 0.2% 7/6/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	8,630,000	8,630,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.18% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	20,550,000	20,550,000
Participating VRDN:
Series BC 11 115B, 0.22% 7/6/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,920,000	4,920,000
Series Putters 4180, 0.24% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,865,000	4,865,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 I, 0.28% 7/6/12 (Liquidity Facility Citibank NA), VRDN (a)(c)(f)	$ 5,000,000	$ 5,000,000
Series 2008 B, 0.17% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	26,375,000	26,375,000
Series 2008 H, 0.18% 7/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	4,100,000	4,100,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.26% 7/6/12, LOC Bank of America NA, VRDN (a)(c)	6,900,000	6,900,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.17% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	12,300,000	12,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.19% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	20,405,000	20,405,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.38% 7/2/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,105,000	1,105,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.22% 7/6/12, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 7/6/12, LOC RBS Citizens NA, VRDN (a)	2,000,000	2,000,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.31% 7/6/12, LOC PNC Bank NA, VRDN (a)(c)	975,000	975,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,950,000	1,950,000
		665,715,000
Texas - 0.5%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.28% 7/6/12 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Virginia - 0.3%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.33% 7/6/12 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200,000	3,200,000
TOTAL VARIABLE RATE DEMAND NOTE		682,525,000
Other Municipal Debt - 26.8%
	Principal Amount	Value
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 7/12/12, CP mode (c)	$ 1,600,000	$ 1,600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 7/25/12, CP mode	4,000,000	4,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 7/25/12, CP mode (c)	1,200,000	1,200,000
Ohio - 25.9%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.28%, tender 2/15/13 (a)	3,454,000	3,454,000
Avon Gen. Oblig. BAN:
Series 2012-1, 1% 6/27/13	5,955,000	5,993,093
Series A, 1% 7/3/12	6,500,000	6,500,209
Series B, 1% 7/19/12	3,285,000	3,285,964
Avon Local School District BAN 1% 12/13/12	1,675,000	1,678,526
Beachwood Gen. Oblig. BAN 1.5% 8/9/12	6,000,000	6,007,129
Cincinnati Gen. Oblig. Bonds Series 2011 E, 2% 12/1/12	2,510,000	2,529,111
Columbus City School District BAN Series 2011, 1% 11/30/12	1,325,000	1,328,175
Columbus Gen. Oblig. Bonds:
Series 2004-2, 5.5% 7/1/12	1,545,000	1,545,000
Series 2005 D, 5% 12/15/12	4,150,000	4,241,269
Series 2006 A, 5% 12/15/12	1,500,000	1,532,829
Cuyahoga County Rev. Bonds (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,097,895
Cuyahoga Falls Gen. Oblig. BAN 1% 12/6/12	2,185,000	2,189,218
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/3/12 (a)	30,300,000	30,300,899
Green Gen. Oblig. BAN Series 2012 B, 0.75% 6/19/13	1,473,000	1,477,957
Independence Gen. Oblig. BAN Series 2012, 1.125% 4/19/13	1,500,000	1,508,664
Mason City School District BAN Series 2012, 2% 1/31/13	5,000,000	5,048,194
Mason Gen. Oblig. BAN 1.5% 6/27/13	3,200,000	3,234,656
Miami Univ. Gen. Recpts Bonds Series 2011, 2% 9/1/12	2,755,000	2,762,985
Ohio Bldg. Auth. Bonds:
(Adult Correctional Bldg. Fund Proj.):
Series 2004 B, 5% 10/1/12	1,000,000	1,011,850
Series 2011 B, 1.5% 10/1/12	6,000,000	6,020,078
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth. Bonds: - continued
Series 2003 A:
5% 4/1/13	$ 1,900,000	$ 1,967,147
5% 4/1/13	1,400,000	1,449,500
Ohio Gen. Oblig. Bonds:
Series 1992, 6.1% 8/1/12	4,000,000	4,019,923
Series 2002 C, 5.5% 11/1/12	1,000,000	1,017,668
Series 2003 A:
4.5% 3/15/13 (Pre-Refunded to 3/15/13 @ 100)	1,000,000	1,029,875
5% 3/15/13	1,900,000	1,964,260
Series 2010 A, 5% 11/1/12	3,715,000	3,774,306
Series 2012 A:
2% 2/1/13	10,900,000	11,014,631
4% 2/1/13	4,515,000	4,615,731
Series II 2004 A, 5% 8/1/12	2,500,000	2,509,852
Series Q, 4% 4/1/13	1,305,000	1,342,187
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Denison Univ. Proj.) Series 2004, 5% 11/1/12	1,850,000	1,878,787
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.16% tender 9/13/12, CP mode	10,300,000	10,300,000
0.17% tender 10/23/12, CP mode	2,000,000	2,000,000
0.19% tender 9/25/12, CP mode	10,200,000	10,200,000
0.19% tender 10/4/12, CP mode	7,100,000	7,100,000
0.2% tender 10/11/12, CP mode	22,700,000	22,700,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	5,000,000	5,000,000
0.17% tender 10/23/12, CP mode	23,900,000	23,900,000
0.18% tender 12/6/12, CP mode	5,000,000	5,000,000
0.18% tender 12/6/12, CP mode	7,300,000	7,300,000
Series 2012 A, 2% 1/1/13	3,335,000	3,365,164
Ohio State Univ. Gen. Receipts Bonds:
Series 2003 B, 5.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,090,000	4,278,768
Series 2010 A, 5% 12/1/12	3,000,000	3,060,444
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2003, 5% 12/1/12	1,625,000	1,657,048
Series 2004, 5% 6/1/13	1,000,000	1,043,873
Univ. of Cincinnati Gen. Receipts BAN:
Series 2011 D, 2% 7/19/12	6,990,000	6,995,652
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts BAN: - continued
Series 2011 F, 2% 12/13/12	$ 17,000,000	$ 17,128,273
Series 2012 B, 2% 5/9/13	10,600,000	10,753,515
		271,114,305
Virginia - 0.3%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots 06 B21, 0.25%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(g)	3,035,000	3,035,000
TOTAL OTHER MUNICIPAL DEBT		280,949,305
Investment Company - 9.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (b)(e)	95,299,000	95,299,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,058,773,305)		1,058,773,305
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(11,948,179) $ 1,046,825,126
NET ASSETS - 100%
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) A portion of the security is subject to a forward commitment to sell.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,035,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots 06 B21, 0.25%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	8/4/11	$ 3,035,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 84,665
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $963,474,305)	$ 963,474,305
Fidelity Central Funds (cost $95,299,000)	95,299,000
Total Investments (cost $1,058,773,305)		$ 1,058,773,305
Cash		349,318
Receivable for investments sold
Regular delivery		4,300,475
Delayed delivery		3,002,493
Receivable for fund shares sold		8,687,474
Interest receivable		1,390,932
Distributions receivable from Fidelity Central Funds		17,387
Other receivables		60
Total assets		1,076,521,444

Liabilities
Payable for investments purchased	$ 21,498,222
Payable for fund shares redeemed	7,738,501
Distributions payable	236
Accrued management fee	164,581
Other affiliated payables	274,085
Other payables and accrued expenses	20,693
Total liabilities		29,696,318

Net Assets		$ 1,046,825,126
Net Assets consist of:
Paid in capital		$ 1,046,806,767
Undistributed net investment income		219
Accumulated undistributed net realized gain (loss) on investments		18,140
Net Assets, for 1,046,337,364 shares outstanding		$ 1,046,825,126
Net Asset Value, offering price and redemption price per share ($1,046,825,126 ÷ 1,046,337,364 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 1,044,769
Income from Fidelity Central Funds		84,665
Total income		1,129,434

Expenses
Management fee	$ 1,969,559
Transfer agent fees	738,568
Accounting fees and expenses	61,513
Custodian fees and expenses	6,962
Independent trustees' compensation	1,907
Registration fees	26,271
Audit	18,665
Legal	1,988
Miscellaneous	4,094
Total expenses before reductions	2,829,527
Expense reductions	(1,753,929)	1,075,598
Net investment income (loss)		53,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,318
Net increase in net assets resulting from operations		$ 61,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,836	$ 100,582
Net realized gain (loss)	7,318	(29)
Net increase in net assets resulting from operations	61,154	100,553
Distributions to shareholders from net investment income	(53,617)	(100,344)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,287,297,195	3,000,350,460
Reinvestment of distributions	52,415	99,383
Cost of shares redeemed	(1,347,132,695)	(2,904,823,286)
Net increase (decrease) in net assets and shares resulting from share transactions	(59,783,085)	95,626,557
Total increase (decrease) in net assets	(59,775,548)	95,626,766

Net Assets
Beginning of period	1,106,600,674	1,010,973,908
End of period (including undistributed net investment income of $219 and $0, respectively)	$ 1,046,825,126	$ 1,106,600,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.018	.032
Distributions from net investment income	- F	- F	- F	- F	(.018)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	0.0%	.01%	.01%	.15%	1.77%	3.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.53% A	.52%	.52%	.57%	.54%	.52%
Expenses net of fee waivers, if any	.20% A	.24%	.37%	.55%	.54%	.52%
Expenses net of all reductions	.20% A	.24%	.37%	.55%	.48%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.15%	1.75%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,046,825	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236	$ 1,217,252

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 556,898,490	$ 39,645,657	$ (391,193)	$ 39,254,464
Fidelity Ohio Municipal Money Market Fund	1,058,773,305	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

No expiration	Short-term
Fidelity Ohio Municipal Money Market Fund	$ (36)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $85,812,058 and $32,600,229, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 837

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,753,736.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 6,796
Fidelity Ohio Municipal Money Market Fund	193

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OFF-USAN-0812
1.787787.109

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,038.60	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Pennsylvania Municipal Money Market Fund	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90**
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	33.1
Health Care	17.3	16.5
Education	11.9	12.0
Transportation	9.7	12.1
Electric Utilities	7.6	9.0
Weighted Average Maturity as of June 30, 2012
		6 months ago
Years	5.8	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	6.9	7.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
AAA 0.1%	AAA 0.1%
AA,A 83.0%	AA,A 84.3%
BBB 9.9%	BBB 11.5%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 0.9%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 5.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,532,189
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,009,600
Series 2010 D, 5% 1/1/30	3,500,000	3,850,490
		8,392,279
Pennsylvania - 91.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,120,080
Allegheny County Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,584,914
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,758,067
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,172,410
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,833,920
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,753,437
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,315,380
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,294,180
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,247,745
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,857,894
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,638,885
6% 3/1/31 (FSA Insured)	1,975,000	2,146,687
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,599,910
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	279,633
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,872,992
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	$ 1,785,000	$ 1,979,726
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,227,890
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,526,275
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,540,210
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,586,350
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,222,020
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,364,960
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,197,120
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,191,960
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,928,248
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,369,750
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,616,588
Delaware County Auth. Univ. Rev. Series 2010, 5.25% 12/1/31	2,450,000	2,754,682
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,271,490
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,247,294
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,553,138
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,303,369
7.75% 4/1/25 (FSA Insured)	395,000	480,075
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	606,898
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,969,533
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	$ 1,770,000	$ 1,917,211
5.375% 7/1/42	1,130,000	1,194,952
Harrisburg Auth. Wtr. Rev. Series 2001 A, 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	575,535
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	723,245
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,174,780
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,743,250
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,974,740
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,378,958
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,435,298
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A, 5% 1/1/32	1,400,000	1,466,794
(Ponco Med. Ctr. Proj.) Series 2012 A, 5% 1/1/41	1,750,000	1,807,400
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,353,900
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,258,020
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,154,830
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	958,473
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	553,195
5% 2/15/34	2,250,000	2,520,833
Muhlenberg School District Series AA, 5.375% 9/1/15 (Pre-Refunded to 9/1/12 @ 100)	1,055,000	1,063,535
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,396,056
5.25% 8/15/18	1,450,000	1,630,888
Oxford Area School District 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,960,694
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	$ 1,745,000	$ 2,011,898
5% 3/1/25	3,255,000	3,714,997
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	2,082,040
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,140,040
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,420,214
First Series 2008, 5% 5/15/27	805,000	907,976
First Series 2009, 5% 3/15/27	3,000,000	3,518,100
First Series 2011, 5% 11/15/25	4,000,000	4,800,360
First Series of 2011, 5% 11/15/24	5,000,000	6,065,300
Second Series 2005, 5% 1/1/25	9,900,000	11,041,272
Second Series 2007 A, 5% 8/1/25	2,500,000	2,870,425
Second Series 2009:
5% 4/15/25	500,000	592,880
5% 4/15/28	5,000,000	5,846,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,555,300
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,342,180
Series 2009 A, 5.25% 8/15/22	2,655,000	3,129,794
Series 2011 A, 5.75% 8/15/41	4,980,000	5,730,038
Series 2010 E, 5% 5/15/31	2,500,000	2,710,950
Series 2010:
5% 9/1/30	1,150,000	1,323,340
5% 9/1/31	1,025,000	1,173,892
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16	45,000	45,450
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,045,350
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,684,525
Series 2008 A, 5% 8/15/29	3,945,000	4,384,000
Series 2010:
5% 3/1/22	2,640,000	3,158,126
5% 3/1/40	3,635,000	4,008,496
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,310,440
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,123,068
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,635,021
5% 12/1/25 (AMBAC Insured)	7,345,000	8,160,001
5% 12/1/26 (AMBAC Insured)	3,500,000	3,875,830
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,360,960
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,307,200
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,556,625
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,592,160
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,053,520
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,048,970
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,770,011
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,849,588
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,894,979
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,534,355
Ninth Series, 5.25% 8/1/40	5,595,000	5,880,065
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,395,427
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,561,120
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,042,350
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,445,320
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,830,325
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,890
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev.: - continued
Series 2012:
5% 4/15/21	$ 1,000,000	$ 1,165,890
5% 4/15/25	2,230,000	2,508,772
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,072,463
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,302,162
Series 2010 C, 5% 9/1/21	4,000,000	4,553,080
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,307,840
Series 2011 A, 5% 1/1/41	2,715,000	2,910,806
Series A:
5% 11/1/31 (FGIC Insured)	400,000	401,948
5.375% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	3,000,000	3,050,280
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,548,643
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,232,240
5.25% 9/1/16 (FSA Insured)	3,000,000	3,438,480
Series 2012 A, 5% 9/1/22	2,000,000	2,349,780
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,868,480
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	3,435,000	3,556,152
6.5% 9/1/13 (FGIC Insured)	3,435,000	3,535,268
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,091,180
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,907,475
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,706,130
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,144,350
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,961,286
5% 5/1/28 (FSA Insured)	1,000,000	1,100,460
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	$ 3,000,000	$ 3,462,630
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,271,160
Series 2000 C, 5% 9/15/35	2,000,000	2,217,420
Series 2007 B, 5.25% 9/15/28	2,500,000	2,910,675
Series 2009 A, 5% 9/15/16	1,150,000	1,346,225
Series 2009 B:
5% 9/15/28	2,000,000	2,283,860
5.5% 9/15/24	5,250,000	6,348,248
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,687,905
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,164,346
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,688,752
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,163,850
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,000,025
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,813,464
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,365,086
York City Swr. Auth. Swr. Rev. Series 1990, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,211,158
		421,867,434
Puerto Rico - 0.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16	1,000,000	1,010,000
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	521,060
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	$ 8,200,000	$ 1,819,170
0% 8/1/41	1,200,000	233,532
		3,583,762
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $405,694,205)	433,843,475
NET OTHER ASSETS (LIABILITIES) - 5.5%	25,424,568
NET ASSETS - 100%	$ 459,268,043
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.7%
Health Care	17.3%
Education	11.9%
Transportation	9.7%
Electric Utilities	7.6%
Water & Sewer	7.2%
Other	5.5%
Others* (Individually Less Than 5%)	8.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $405,694,205)		$ 433,843,475
Cash		19,917,774
Receivable for fund shares sold		923,838
Interest receivable		5,388,188
Other receivables		4,033
Total assets		460,077,308

Liabilities
Payable for fund shares redeemed	$ 107,816
Distributions payable	426,500
Accrued management fee	138,768
Transfer agent fee payable	83,174
Other affiliated payables	29,348
Other payables and accrued expenses	23,659
Total liabilities		809,265

Net Assets		$ 459,268,043
Net Assets consist of:
Paid in capital		$ 430,220,846
Undistributed net investment income		53,547
Accumulated undistributed net realized gain (loss) on investments		844,380
Net unrealized appreciation (depreciation) on investments		28,149,270
Net Assets, for 40,547,896 shares outstanding		$ 459,268,043
Net Asset Value, offering price and redemption price per share ($459,268,043 ÷ 40,547,896 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Interest		$ 8,845,576

Expenses
Management fee	$ 808,474
Transfer agent fees	166,917
Accounting fees and expenses	57,279
Custodian fees and expenses	2,669
Independent trustees' compensation	788
Registration fees	20,947
Audit	23,120
Legal	2,916
Miscellaneous	1,730
Total expenses before reductions	1,084,840
Expense reductions	(3,853)	1,080,987
Net investment income (loss)		7,764,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,218,498
Change in net unrealized appreciation (depreciation) on investment securities		7,519,896
Net gain (loss)		8,738,394
Net increase (decrease) in net assets resulting from operations		$ 16,502,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,764,589	$ 15,776,914
Net realized gain (loss)	1,218,498	(233,547)
Change in net unrealized appreciation (depreciation)	7,519,896	21,854,173
Net increase (decrease) in net assets resulting from operations	16,502,983	37,397,540
Distributions to shareholders from net investment income	(7,717,388)	(15,776,599)
Share transactions Proceeds from sales of shares	63,924,639	76,315,039
Reinvestment of distributions	5,041,121	9,732,684
Cost of shares redeemed	(43,177,027)	(113,940,721)
Net increase (decrease) in net assets resulting from share transactions	25,788,733	(27,892,998)
Redemption fees	1,129	3,483
Total increase (decrease) in net assets	34,575,457	(6,268,574)

Net Assets
Beginning of period	424,692,586	430,961,160
End of period (including undistributed net investment income of $53,547 and undistributed net investment income of $6,346, respectively)	$ 459,268,043	$ 424,692,586
Other Information Shares
Sold	5,663,109	7,114,011
Issued in reinvestment of distributions	445,625	904,776
Redeemed	(3,830,799)	(10,739,144)
Net increase (decrease)	2,277,935	(2,720,357)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.198	.415	.418	.407	.416	.419
Net realized and unrealized gain (loss)	.229	.590	(.197)	.569	(.497)	(.005)
Total from investment operations	.427	1.005	.221	.976	(.081)	.414
Distributions from net investment income	(.197)	(.415)	(.418)	(.407)	(.416)	(.419)
Distributions from net realized gain	-	-	(.073)	-	(.023)	(.045)
Total distributions	(.197)	(.415)	(.491)	(.407)	(.439)	(.464)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 11.33	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Total Return B,C	3.86%	9.76%	2.02%	9.70%	(.77)%	3.94%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.50%	.50%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.49% A	.50%	.50%	.51%	.50%	.50%
Expenses net of all reductions	.49% A	.50%	.50%	.51%	.46%	.46%
Net investment income (loss)	3.53% A	3.87%	3.85%	3.84%	3.96%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 459,268	$ 424,693	$ 430,961	$ 428,569	$ 326,566	$ 315,463
Portfolio turnover rate	20% A	12%	19%	8%	17%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	87.5	86.3	82.3
8 - 30	1.6	0.6	3.5
31 - 60	3.1	4.2	3.6
61 - 90	0.7	1.0	3.1
91 - 180	0.7	4.3	2.2
> 180	6.4	3.6	5.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
Fidelity Pennsylvania Municipal Money Market Fund	28 Days	22 Days	26 Days
Pennsylvania Tax-Free Money Market Funds Average*	30 Days	25 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
Fidelity Pennsylvania Municipal Money Market Fund	28 Days	22 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Variable Rate Demand Notes (VRDNs) 73.9%	Variable Rate Demand Notes (VRDNs) 80.9%
Other Municipal Debt 17.6%	Other Municipal Debt 0.0%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 4.5%
Investment Companies 10.4%	Investment Companies 0.0%
Tender Bonds 0.0%	Tender Bonds 1.1%
Municipal Notes 0.0%	Municipal Notes 2.3%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.9%
Other Investments 0.0%	Other Investments 8.8%
Net Other Assets (Liabilities)** (1.9)%	Net Other Assets (Liabilities) 1.5%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/30/12	3/31/12	1/2/12	10/3/11	6/27/11
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.29%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 7/6/12, VRDN (a)(d)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.4% 7/6/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.3% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	3,280,000	3,280,000
Georgia - 0.3%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.33% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,890,000	1,890,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 7/6/12, VRDN (a)	3,200,000	3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.45% 7/6/12, VRDN (a)(d)	500,000	500,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.62% 7/6/12, LOC Cr. Industriel et Commercial, VRDN (a)	300,000	300,000
Pennsylvania - 71.4%
Allegheny County Series C-58 A, 0.18% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,845,000	7,845,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,190,000	3,190,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	8,640,000	8,640,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	4,600,000	4,600,000
(UPMC Health Sys. Proj.) Series 2010 B2, 0.16% 7/6/12, LOC Deutsche Bank AG New York Branch, VRDN (a)	6,900,000	6,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	710,000	710,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(The Neighborhood Academy Proj.) 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	$ 4,500,000	$ 4,500,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	400,000	400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2005 A, 0.19% 7/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.18% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)	6,740,000	6,740,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.24% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,650,000	3,650,000
(Snowball Real Estate LP Proj.) 0.38% 7/6/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,395,000	1,395,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	5,400,000	5,400,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,370,000	20,370,000
Series 2008 A2, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	13,900,000	13,900,000
Chester County Intermediate Unit Rev. Series 2003, 0.18% 7/6/12, LOC PNC Bank NA, VRDN (a)	2,055,000	2,055,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.28% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.19% 7/2/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.): - continued
Series 2008, 0.19% 7/2/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 2,310,000	$ 2,310,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.27% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,835,000	7,835,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.18% 7/6/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,100,000	13,100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series WF 11 69C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	5,675,000	5,675,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.3% 7/6/12, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
Lower Merion School District Series 2009 B, 0.16% 7/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,700,000	3,700,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.18% 7/6/12, LOC Fannie Mae, VRDN (a)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	2,530,000	2,530,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.3% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	1,082,000	1,082,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.15% 7/6/12, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.2% 7/6/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	10,575,000	10,575,000
Series 1999 C4, 0.36% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
Series 2002 B5, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 D2, 0.24% 7/6/12, LOC PNC Bank NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.28% 7/6/12, LOC Citibank NA, VRDN (a)(d)	6,300,000	6,300,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,540,000	4,540,000
Series Putters 3352Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,435,000	4,435,000
Series Putters 4014, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4201, 0.18% 7/2/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series RBC O 34, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000,000	5,000,000
Series ROC II R 11505, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	7,800,000	7,800,000
Series WF 11 121C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	13,400,000	13,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	4,640,000	4,640,000
(King's College Proj.) Series 2002 J3, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	125,000	125,000
(La Salle Univ. Proj.) Series 2007 B, 0.22% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,900,000	3,900,000
Participating VRDN:
ROC II R 11721, 0.19% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.27% 7/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series WF 11 26C, 0.19% 7/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,000,000	3,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Putters 3786 Z, 0.27% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,935,000	4,935,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN: - continued
Series Putters 3950, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,000,000	$ 3,000,000
Series Putters 4109, 0.28% 7/2/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,800,000	6,800,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.16% 7/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,975,000	3,975,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.16% 7/6/12, LOC Barclays Bank PLC, VRDN (a)	19,775,000	19,775,000
Series 2008 C, 0.16% 7/6/12, LOC Barclays Bank PLC, VRDN (a)	13,500,000	13,500,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.22% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,540,000	7,540,000
(The Franklin Institute Proj.) Series 2006, 0.3% 7/6/12, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	410,000	410,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.15% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series D, 0.24% 7/6/12, LOC Bank of America NA, VRDN (a)	24,400,000	24,400,000
Fifth Series A2, 0.17% 7/6/12, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.18% 7/6/12 (Liquidity Facility Citibank NA) (a)(e)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.18% 7/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	1,000,000	1,000,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,600,000	6,600,000
Series RBC E 28, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,900,000	6,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN: - continued
Series RBC E 29, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	$ 6,500,000	$ 6,500,000
Series RBC E 30, 0.18% 7/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.18% 7/6/12, LOC TD Banknorth, NA, VRDN (a)	6,520,000	6,520,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.28% 7/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	2,005,000	2,005,000
Somerset County Gen. Oblig. Series 2009 A, 0.17% 7/6/12, LOC PNC Bank NA, VRDN (a)	3,475,000	3,475,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.16% 7/6/12, LOC PNC Bank NA, LOC Wells Fargo Bank NA, VRDN (a)	9,200,000	9,200,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.45% 7/6/12, LOC Bank of America NA, VRDN (a)	5,465,000	5,465,000
		471,227,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.25% 7/2/12, VRDN (a)(d)	500,000	500,000
Texas - 0.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.4% 7/2/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.29% 7/6/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	3,800,000	3,800,000
		4,800,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.33% 7/6/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $488,097,000)		488,097,000
Other Municipal Debt - 17.6%
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 7/12/12, CP mode (d)	$ 1,100,000	$ 1,100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.42% tender 7/26/12, CP mode	1,200,000	1,200,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 7/25/12, CP mode (d)	1,300,000	1,300,000
Series 1990 B, 0.55% tender 8/10/12, CP mode	800,000	800,000
		2,100,000
Pennsylvania - 16.9%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 2% 10/15/12	1,505,000	1,512,093
Franklin County Indl. Dev. Auth. Bonds (The Chambersburg Hosp. Proj.) Series 2010, 3% 7/1/12	1,000,000	1,000,000
Pennsylvania Gen. Oblig. Bonds:
First Series 2003, 5% 1/1/13	1,950,000	1,997,192
First Series 2004, 5.25% 2/1/13	4,500,000	4,632,617
First Series 2006, 5% 10/1/12	1,000,000	1,012,067
First Series 2008, 5% 5/15/13	3,350,000	3,490,203
First Series 2009, 5% 3/15/13	1,000,000	1,033,799
Fourth Series 2004, 5% 7/1/13	3,190,000	3,342,630
Second Series 2003, 5% 7/1/12	3,450,000	3,450,000
Second Series 2004, 5.5% 6/1/13	1,000,000	1,048,423
Second Series 2008, 5% 2/15/13	1,000,000	1,029,895
Second Series 2009, 4% 7/1/12	1,000,000	1,000,000
Series 2002, 5.5% 2/1/13	3,950,000	4,072,230
Series 2004, 5.25% 7/1/13	1,000,000	1,050,465
Series 2009, 5% 7/1/13	2,925,000	3,064,956
Series 2010 A:
5% 7/15/12	7,000,000	7,012,765
5% 5/1/13	10,380,000	10,794,320
Third Series 2004, 5% 9/1/12	2,175,000	2,192,443
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds Series 2002, 5.25% 12/1/12	2,000,000	2,041,574
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.28% 7/2/12, LOC Bank of America NA, CP	20,000,000	20,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 4% 5/15/13	$ 1,000,000	$ 1,031,450
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2012, 2% 7/2/13	6,700,000	6,820,062
Bonds:
(Higher Ed. Proj.) 0.2% tender 8/2/12, CP mode	10,805,000	10,805,000
(Univ. Cap. Proj.):
Series 2005 B, 0.17% tender 7/2/12, CP mode	6,700,000	6,700,000
Series 2012 C, 0.19% tender 8/1/12, CP mode	9,000,000	9,000,000
Series B, 5% 9/15/12	2,500,000	2,525,151
		111,659,335
TOTAL OTHER MUNICIPAL DEBT (Cost $116,059,335)		116,059,335
Investment Company - 10.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.21% (b)(c)	68,550,000	68,550,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $672,706,335)		672,706,335
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(12,654,512)
NET ASSETS - 100%		$ 660,051,823
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 22,592
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $604,156,335)	$ 604,156,335
Fidelity Central Funds (cost $68,550,000)	68,550,000
Total Investments (cost $672,706,335)		$ 672,706,335
Cash		1,128,144
Receivable for fund shares sold		4,147,863
Interest receivable		1,086,576
Distributions receivable from Fidelity Central Funds		4,835
Other receivables		44
Total assets		679,073,797

Liabilities
Payable for investments purchased	$ 10,850,179
Payable for fund shares redeemed	8,062,562
Distributions payable	107
Accrued management fee	108,893
Other affiliated payables	233
Total liabilities		19,021,974

Net Assets		$ 660,051,823
Net Assets consist of:
Paid in capital		$ 660,034,871
Distributions in excess of net investment income		(37)
Accumulated undistributed net realized gain (loss) on investments		16,989
Net Assets, for 659,888,400 shares outstanding		$ 660,051,823
Net Asset Value, offering price and redemption price per share ($660,051,823 ÷ 659,888,400 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest		$ 626,230
Income from Fidelity Central Funds		22,592
Total income		648,822

Expenses
Management fee	$ 1,687,423
Independent trustees' compensation	1,185
Total expenses before reductions	1,688,608
Expense reductions	(1,073,401)	615,207
Net investment income (loss)		33,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,813
Net increase in net assets resulting from operations		$ 65,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,615	$ 66,169
Net realized gain (loss)	31,813	14,020
Net increase in net assets resulting from operations	65,428	80,189
Distributions to shareholders from net investment income	(33,652)	(66,105)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	894,698,808	1,803,354,473
Reinvestment of distributions	33,087	65,495
Cost of shares redeemed	(920,873,455)	(1,788,062,125)
Net increase (decrease) in net assets and shares resulting from share transactions	(26,141,560)	15,357,843
Total increase (decrease) in net assets	(26,109,784)	15,371,927

Net Assets
Beginning of period	686,161,607	670,789,680
End of period (including distributions in excess of net investment income of $37 and distributions in excess of net investment income of $0, respectively)	$ 660,051,823	$ 686,161,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.018	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.018	.032
Distributions from net investment income	- F	- F	- F	(.001)	(.018)	(.032)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	- F	- F	- F	(.001)	(.018)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.09%	1.85%	3.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.18% A	.22%	.30%	.49%	.51%	.50%
Expenses net of all reductions	.18% A	.22%	.30%	.49%	.46%	.40%
Net investment income (loss)	.01% A	.01%	.01%	.09%	1.82%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 660,052	$ 686,162	$ 670,790	$ 678,148	$ 848,937	$ 720,414

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions, and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 405,694,205	$ 28,358,755	$ (209,485)	$ 28,149,270
Fidelity Pennsylvania Municipal Money Market Fund	672,706,335	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total with expiration
Fidelity Pennsylvania Municipal Money Market Fund	$ (11,336)	$ (1,789)	$ (13,125)
	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Pennsylvania Municipal Income Fund	$ (374,119)	$ -	$ (374,119)
Fidelity Pennsylvania Municipal Money Market Fund	-	(4,998)	(18,123)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $52,961,333 and $42,705,263, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was.37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 640

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,073,186.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 1,985	$ 1,864	$ 4

In addition, through an arrangement with Money Market Fund's custodian, $215 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PFR-USAN-0812
1.787788.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 21, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2012